Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Wages and bonus	$ 53,677	$ 35,027
Dividends	52,175	36,764
License fees and royalties	10,066	9,034
Research and development payable	6,949	6,722
Fixture	6,471	767
Treasury stock	4,315
Lease liabilities – current portion	2,899	3,058
Equipment	2,739	2,145
Professional fees	1,994	1,869
Others	11,383	9,832
Accrued expenses and other current liabilities	$ 152,668	$ 105,218